UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-07255

                        Oppenheimer International Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                      Date of fiscal year end: September 30

           Date of reporting period: October 1, 2003 - March 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  MARCH 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                 PRINCIPAL           MARKET VALUE
                                                                    AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--0.4%
--------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Sr. Unsec. Nts., 2.125%,
 10/9/07 [JPY] (Cost $4,973,237)                               510,000,000             $5,196,328

--------------------------------------------------------------------------------------------------
 FOREIGN GOVERNMENT OBLIGATIONS--61.1%
--------------------------------------------------------------------------------------------------
 ARGENTINA--2.1%
 Argentina (Republic of) Bonds:
 1.234%, 8/3/12 1                                               18,905,000             12,582,658
 1.278%, 5/3/05 1,2                                                693,000                670,478
 Series PRE8, 2%, 1/3/10 2,3,4 [ARP]                            15,670,000              6,348,993
 Series PR12, 2%, 1/3/16 2,3,4 [ARP]                            18,075,972              5,993,653
--------------------------------------------------------------------------------------------------
 Argentina (Republic of) Disc. Bonds, 2.345%, 3/31/23 1,2          660,000                339,900
--------------------------------------------------------------------------------------------------
 Argentina (Republic of) Letras del Banco Central de la
 Republica Treasury Bills, 14.75%, 10/8/04 5 [ARP]                 412,000                141,195
--------------------------------------------------------------------------------------------------
 Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
 Deudas, Series PBA1, 3.257%, 4/1/07 1,2,4 [ARP]                 1,918,540                773,198
                                                                                  ----------------
                                                                                       26,850,075

--------------------------------------------------------------------------------------------------
 AUSTRIA--3.2%
 Austria (Republic of) Nts.:
 3.40%, 10/20/04 [EUR]                                           1,580,000              1,957,370
 3.80%, 10/20/13 [EUR]                                          17,355,000             21,054,243
 5.50%, 10/20/07 [EUR]                                           2,440,000              3,277,602
 Series 98-1, 5%, 1/15/08 [EUR]                                  5,200,000              6,893,993
--------------------------------------------------------------------------------------------------
 Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1,
 5%, 7/15/12 [EUR]                                               6,525,000              8,700,110
                                                                                  ----------------
                                                                                       41,883,318

--------------------------------------------------------------------------------------------------
 BELGIUM--2.5%
 Belgium (Kingdom of) Bonds:
 5%, 9/28/11 [EUR]                                               3,545,000              4,726,312
 5.50%, 3/28/28 [EUR]                                            5,400,000              7,316,255
 Series 19, 6.50%, 3/31/05 [EUR]                                 7,460,000              9,578,301
 Series 32, 3.75%, 3/28/09 [EUR]                                 3,300,000              4,164,864
 Series 35, 5.75%, 9/28/10 [EUR]                                 5,000,000              6,940,212
                                                                                  ----------------
                                                                                       32,725,944

--------------------------------------------------------------------------------------------------
 BRAZIL--3.3%
 Brazil (Federal Republic of) Bonds, Series 15 yr.,
 2.063%, 4/15/09 1                                                  19,412                 18,296
--------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Debt Capitalization Bonds,
 Series 20 yr., 8%, 4/15/14                                     38,506,191             37,736,067
--------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Unsec. Bonds, 4.75%
 4/10/07 [JPY]                                                 500,000,000              4,740,232
--------------------------------------------------------------------------------------------------
 Brazil (Federal Republic of) Unsec. Unsub. Bonds:
 11%, 8/17/40                                                          200                    215
 Cl. B, 8.875%, 4/15/24                                             81,000                 74,601
                                                                                  ----------------
                                                                                       42,569,411

9 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                 PRINCIPAL           MARKET VALUE
                                                                    AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------------------------
 COLOMBIA--0.7%
 Colombia (Republic of) Unsec. Unsub. Bonds, 5.50%,
 4/27/05 [JPY]                                                 960,000,000        $     9,485,116
--------------------------------------------------------------------------------------------------
 DENMARK--0.7%
 Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                   53,605,000              9,171,226
--------------------------------------------------------------------------------------------------
 FINLAND--3.8%
 Finland (Republic of) Bonds, 5.375%, 7/4/13 [EUR]              20,985,000             28,713,209
--------------------------------------------------------------------------------------------------
 Finland (Republic of) Sr. Unsec. Unsub. Bonds:
 2.75%, 7/4/06 [EUR]                                             3,470,000              4,309,398
 5%, 7/4/07 [EUR]                                               12,415,000             16,380,759
                                                                                  ----------------
                                                                                       49,403,366

--------------------------------------------------------------------------------------------------
 FRANCE--3.5%
 France (Government of) Obligations Assimilables du Tresor Bonds:
 4%, 10/25/13 [EUR]                                             13,960,000             17,177,743
 5.50%, 10/25/07 [EUR]                                           7,835,000             10,515,208
 5.50%, 10/25/10 [EUR]                                           3,080,000              4,222,559
 5.75%, 10/25/32 [EUR]                                           5,300,000              7,502,324
--------------------------------------------------------------------------------------------------
 France (Government of) Treasury Nts., 3.50%, 7/12/04 [EUR]      5,180,000              6,393,392
                                                                                  ----------------
                                                                                       45,811,226

--------------------------------------------------------------------------------------------------
 GERMANY--3.1%
 Germany (Republic of) Bonds:
 2%, 6/17/05 [EUR]                                               7,865,000              9,673,512
 3%, 12/10/04 [EUR]                                              2,385,000              2,953,348
 5.375%, 1/4/10 [EUR]                                            7,205,000              9,812,250
 Series 01, 5%, 7/4/11 [EUR]                                     9,135,000             12,215,010
 Series 02, 5%, 7/4/12 [EUR]                                     4,200,000              5,602,677
                                                                                  ----------------
                                                                                       40,256,797

--------------------------------------------------------------------------------------------------
 GREAT BRITAIN--1.3%
 United Kingdom Treasury Nts., 7.50%, 12/7/06 6 [GBP]            8,655,000             17,091,634
--------------------------------------------------------------------------------------------------
 GREECE--3.3%
 Greece (Republic of) Bonds:
 5.35%, 5/18/11 [EUR]                                            9,060,000             12,271,431
 6.50%, 1/11/14 [EUR]                                           14,195,000             20,788,117
--------------------------------------------------------------------------------------------------
 Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]     6,980,000              9,091,912
                                                                                  ----------------
                                                                                       42,151,460

--------------------------------------------------------------------------------------------------
 GUATEMALA--0.2%
 Guatemala (Republic of) Nts.:
 10.25%, 11/8/11                                                 1,940,000              2,347,400
 10.25%, 11/8/11 7                                                 160,000                193,600
                                                                                  ----------------
                                                                                        2,541,000

--------------------------------------------------------------------------------------------------
 IRELAND--3.3%
 Ireland (Republic of) Treasury Bonds, 3.25%, 4/18/09 [EUR]     34,010,000             41,953,702

10 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                   PRINCIPAL           MARKET VALUE
                                                                    AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------------------------
 ITALY--3.3%
 Italy (Republic of) Treasury Bonds, Buoni del Tesoro
 Poliennali:
 4%, 3/1/05 [EUR]                                                1,135,000        $     1,421,163
 4.25%, 2/1/19 [EUR]                                            13,785,000             16,499,934
 4.50%, 7/1/04 [EUR]                                             5,870,000              7,258,366
 4.50%, 3/1/07 [EUR]                                             8,015,000             10,392,347
 5%, 10/15/07 [EUR]                                              5,125,000              6,779,287
                                                                                  ----------------
                                                                                       42,351,097

--------------------------------------------------------------------------------------------------
 IVORY COAST--0.0%
 Ivory Coast (Government of) Past Due Interest
 Bonds, 1.90%, 3/29/18 2,3,4 [FRF]                              16,007,500                569,794
--------------------------------------------------------------------------------------------------
 JAPAN--4.2%
 Japan (Government of) Bonds, 5 yr., Series 14, 0.40%,
 6/20/06 [JPY]                                               5,618,800,000             54,294,453
--------------------------------------------------------------------------------------------------
 MEXICO--0.2%
 Mexican Williams Sr. Nts., 1.278%, 11/15/08 1,4                   500,000                522,500
--------------------------------------------------------------------------------------------------
 United Mexican States Bonds, 6.75%, 6/6/06 [JPY]              120,000,000              1,297,410
--------------------------------------------------------------------------------------------------
 United Mexican States Unsec. Unsub. Nts., Series 6 BR,
 6.75%, 6/6/06 [JPY]                                            85,000,000                918,998
                                                                                  ----------------
                                                                                        2,738,908

--------------------------------------------------------------------------------------------------
 NIGERIA--0.2%
 Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%,
 11/15/20                                                        1,375,000              1,289,063
--------------------------------------------------------------------------------------------------
 Nigeria (Federal Republic of) Promissory Nts., Series RC,
 5.092%, 1/5/10                                                    705,515                649,672
                                                                                  ----------------
                                                                                        1,938,735
--------------------------------------------------------------------------------------------------
 PERU--0.3%
 Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 5                   6,444,281              3,702,240
--------------------------------------------------------------------------------------------------
 POLAND--1.9%
 Poland (Republic of) Bonds, Series 0K0805, 5.15%,
 8/12/05 5 [PLZ]                                               102,160,000             24,399,299
--------------------------------------------------------------------------------------------------
 PORTUGAL--3.1%
 Portugal (Republic of) Obrig Do Tes Medio Prazo Nts.,
 4.875%, 8/17/07 [EUR]                                             945,000              1,242,503
--------------------------------------------------------------------------------------------------
 Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec.
 Unsub. Bonds, 5.85%, 5/20/10 [EUR]                             28,140,000             39,186,251
                                                                                  ----------------
                                                                                       40,428,754

--------------------------------------------------------------------------------------------------
 RUSSIA--0.9%
 Ministry Finance of Russia Debs.:
 Series V, 3%, 5/14/08                                           3,420,000              3,178,463
 Series VI, 3%, 5/14/06                                          3,590,000              3,546,238
--------------------------------------------------------------------------------------------------
 Russian Federation Unsec. Unsub. Nts., 10%, 6/26/07             3,605,000              4,280,938
                                                                                  ----------------
                                                                                       11,005,639

--------------------------------------------------------------------------------------------------
 SPAIN--2.8%
 Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado:
 4.25%, 10/31/07 [EUR]                                           8,945,000             11,557,469
 4.80%, 10/31/06 [EUR]                                           5,500,000              7,164,215
 5.75%, 7/30/32 [EUR]                                            5,200,000              7,342,846

11 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                 PRINCIPAL           MARKET VALUE
                                                                    AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------------------------
 SPAIN Continued
 Spain (Kingdom of) Treasury Bills, 1.96%, 4/23/04 5 [EUR]       8,300,000        $    10,189,158
                                                                                  ----------------
                                                                                       36,253,688

--------------------------------------------------------------------------------------------------
 SWEDEN--8.0%
 Sweden (Kingdom of) Bonds, Series 1043, 5%, 1/28/09 [SEK]     557,725,000             79,133,008
--------------------------------------------------------------------------------------------------
 Sweden (Kingdom of) Debs., Series 1040, 6.50%, 5/5/08 [SEK]   160,975,000             23,988,398
                                                                                  ----------------
                                                                                      103,121,406

--------------------------------------------------------------------------------------------------
 THE NETHERLANDS--3.9%
 Netherlands (Kingdom of the) Bonds:
 3.75%, 7/15/09 [EUR]                                            8,000,000             10,100,573
 4.25%, 7/15/13 [EUR]                                            9,660,000             12,175,371
 5%, 7/15/11 8 [EUR]                                            15,405,000             20,553,605
 5.50%, 1/15/28 [EUR]                                            5,300,000              7,219,848
                                                                                  ----------------
                                                                                       50,049,397

--------------------------------------------------------------------------------------------------
 TURKEY--0.2%
 Turkey (Republic of) Nts., 7.20%, 2/16/06 [JPY]               250,000,000              2,607,296
--------------------------------------------------------------------------------------------------
 VENEZUELA--1.1%
 Venezuela (Republic of) Collateralized Par Bonds,
 Series W-B, 6.75%, 3/31/20                                        159,000                148,665
--------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Debs., Series DL, 2.125%,
 12/18/07 1                                                     11,824,378             11,188,817
--------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Disc. Bonds, Series W-A,
 2.188%, 3/31/20 1                                               3,075,000              2,598,375
                                                                                  ----------------
                                                                                       13,935,857
                                                                                  ----------------
 Total Foreign Government Obligations (Cost $764,133,029)                             789,290,838

--------------------------------------------------------------------------------------------------
 LOAN PARTICIPATIONS--1.2%
--------------------------------------------------------------------------------------------------
 Algeria (Republic of) Loan Participation Nts.:
 0.938%, 3/4/10 1,4 [JPY]                                      230,311,880              2,097,568
 2%, 9/4/06 1,4                                                    985,714                975,857
 2%, 3/4/10 1,4                                                    880,750                866,438
--------------------------------------------------------------------------------------------------
 Deutsche Bank AG, OAO Gazprom Loan Participation Nts.,
 6.50%, 8/4/05 4                                                 3,005,000              3,013,715
--------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesia (Republic of) Rupiah Loan
 Participation Nts.:
 2.636%, 5/21/04 1,4                                             5,390,000              5,201,350
 2.636%, 3/25/05 1,4                                             3,155,000              2,957,813
                                                                                  ----------------
 Total Loan Participations (Cost $14,411,260)                                          15,112,741

--------------------------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--8.4%
--------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory
 Nts., 8/1/1995 2,3,4                                                2,000                     --
--------------------------------------------------------------------------------------------------
 European Investment Bank Nts., 2.125%, 9/20/07 [JPY]          136,000,000              1,390,917
--------------------------------------------------------------------------------------------------
 General Electric Capital Corp., 1.40% Sr. Unsec. Unsub.
 Nts., 11/2/06 [JPY]                                         4,101,000,000             40,513,315
--------------------------------------------------------------------------------------------------
 Inter-American Development Bank, 1.90% Unsec. Bonds,
 7/8/09 [JPY]                                                  113,000,000              1,156,068
--------------------------------------------------------------------------------------------------
 International Bank for Reconstruction and Development
 (The), 2% Nts., 2/18/08 [JPY]                                 121,000,000              1,236,140

12 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                 PRINCIPAL           MARKET VALUE
                                                                    AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------------------------
 Japan (Government of) Unsec. Unsub. Nts., 2.875%,
 7/28/05 [JPY]                                               3,320,000,000        $    33,118,145
--------------------------------------------------------------------------------------------------
 KfW International Finance, Inc., 2.05% Unsec. Unsub.
 Nts., 9/21/09 [JPY]                                           104,000,000              1,071,789
--------------------------------------------------------------------------------------------------
 Ongko International Finance Co. BV, 10.50% Sec. Nts.,
 3/29/04 2,3,4                                                     550,000                  2,750
--------------------------------------------------------------------------------------------------
 Petroleos Mexicanos, 7.375% Unsec. Nts., 8/13/07 [ITL]     14,895,000,000             10,429,536
--------------------------------------------------------------------------------------------------
 Pfizer, Inc., 0.80% Unsec. Nts., Series INTL,
 3/18/08 [JPY]                                               1,980,000,000             19,207,151
                                                                                  ----------------
 Total Corporate Bonds and Notes (Cost $104,283,493)                                  108,125,811

                                                                    SHARES
--------------------------------------------------------------------------------------------------
 COMMON STOCKS--3.5%
--------------------------------------------------------------------------------------------------
 Banco Bradesco SA, Sponsored ADR                                  105,000              5,055,750
--------------------------------------------------------------------------------------------------
 Bank Pekao SA, GDR  3                                              84,110              2,826,096
--------------------------------------------------------------------------------------------------
 Brasil Telecom Participacoes SA, ADR                               17,720                605,138
--------------------------------------------------------------------------------------------------
 Cesky Telecom AS, GDR                                             150,393              1,915,300
--------------------------------------------------------------------------------------------------
 Companhia de Bebidas das Americas, ADR                             89,140              1,782,800
--------------------------------------------------------------------------------------------------
 Gedeon Richter Rt, Sponsored GDR  3                                 8,951              1,021,667
--------------------------------------------------------------------------------------------------
 iShares MSCI Brazil Index Fund                                    318,500              5,350,800
--------------------------------------------------------------------------------------------------
 iShares MSCI Hong Kong Index Fund                                     225                  2,385
--------------------------------------------------------------------------------------------------
 KGHM Polska Miedz SA, GDR  3                                       57,244                947,388
--------------------------------------------------------------------------------------------------
 Komercni Banka AS, GDR  3                                          87,544              3,498,258
--------------------------------------------------------------------------------------------------
 Magyar Tavkozlesi Rt, Sponsored ADR  3                             66,191              1,513,788
--------------------------------------------------------------------------------------------------
 MOL Magyar Olaj-es Gazipari Rt, Sponsored GDR  3                   38,096              1,333,360
--------------------------------------------------------------------------------------------------
 OTP Bank Rt, GDR  3                                                76,029              2,850,327
--------------------------------------------------------------------------------------------------
 Petroleo Brasileiro SA, ADR                                       167,000              5,594,500
--------------------------------------------------------------------------------------------------
 Polski Koncern Naftowy Orlen SA, GDR  3                           181,144              2,644,702
--------------------------------------------------------------------------------------------------
 Telekomunikacja Polska SA, GDR  3                                 632,358              2,548,403
--------------------------------------------------------------------------------------------------
 Telesp Celular Participacoes SA, ADR  3                           678,000              6,190,140
                                                                                  ----------------
 Total Common Stocks (Cost $41,305,541)                                                45,680,802

                                                                     UNITS
--------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--4.9%
--------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts., Exp. 9/1/04  3                           66                      5
--------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05  3,4                      495                      5
--------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07  3,4              50                      1
--------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc. All Country Asia Free
 (except for Japan)
 Wts., Exp. 3/4/05  3                                              427,760              6,755,058
--------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc. Basket of Countries Wts.:
 Exp. 11/3/05 3                                                      2,035             21,466,198
 Exp. 3/4/05 3                                                     338,332              4,972,770
--------------------------------------------------------------------------------------------------
 Morgan Stanley Capital III, Inc. All Country Asia Free
 (except for Japan)
 Wts., Exp. 3/4/05  3                                              827,508             10,696,948

13 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                                     MARKET VALUE
                                                                     UNITS             SEE NOTE 1
--------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES Continued
--------------------------------------------------------------------------------------------------
 Morgan Stanley Capital IV, Inc. Basket of Countries Wts.,
 Exp. 11/17/05 3                                                     1,823        $    18,914,469
--------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts., Exp. 6/30/05 3,4                           640                     --
--------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Oil Linked Payment
 Obligation Wts., Exp. 4/15/20 3,4                                     500                     --
                                                                                  ----------------
 Total Rights, Warrants and Certificates (Cost $53,838,613)                            62,805,454


                                                                 PRINCIPAL
                                                                    AMOUNT
--------------------------------------------------------------------------------------------------
 STRUCTURED NOTES--11.2%
--------------------------------------------------------------------------------------------------
 Citigroup Global Markets Holdings, Inc.:
 Argentine Peso Unsec. Linked Nts., 7/6/04                     $ 1,165,000              1,254,589
 Brazilian Real Linked Unsec. Nts., 1.12%, 2/2/05                9,500,000              9,690,950
 Indonesia (Republic of) Recapitalization Credit Linked
 Unsec. Nts., 13.15%, 3/17/10                                    9,523,810             10,040,439
 OAO Gazprom Russia Local Market Unsec. Credit Linked Nts.,
 15.208%, 11/8/05 1                                              4,406,270              5,355,059
 Peruvian Sol Unsec. Linked Nts., 0.77%, 7/14/04 [PEN]          17,413,500              4,987,508
--------------------------------------------------------------------------------------------------
 Citigroup Global Markets Holdings, Inc., Colombia
 (Republic of) Unsec. Credit Linked Nts.:
 15%, 3/15/07 [COP]                                         22,700,000,000              9,396,431
 15%, 3/15/07 [COP]                                         22,385,000,000              9,266,040
 15%, 4/27/12 [COP]                                         21,392,500,000              9,124,850
--------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (Nassau Branch), U.S.
 Dollar/Philippine Peso Linked Nts., 12.50%, 3/5/12 1
 [PHP]                                                         119,085,000              2,083,431
--------------------------------------------------------------------------------------------------
 Credit Suisse First Boston International, U.S. Dollar/
 South African Rand Linked Nts., Series FBi 43, 1.10%,
 5/23/22 1                                                       2,100,000              2,030,070
--------------------------------------------------------------------------------------------------
 Deutsche Bank AG:
 Basket of Emerging Market Currencies Linked Nts.,
 0.75%, 4/26/04                                                 12,990,000             13,274,481
 Russian Federation Linked Nts., 15%, 3/11/05 [RUR]            141,112,000              5,414,349
 Turkey (Republic of) Treasury Bills Linked Nts.,
 23.72%, 4/27/05                                                21,176,655             17,143,956
--------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesia (Republic of) Recapitalization
 Linked Nts.:
 13.15%, 3/22/10                                                 6,255,030              6,629,946
 13.15%, 9/15/10                                                 4,140,000              4,361,209
 14.275%, 12/22/13                                               4,715,030              5,364,398
--------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Venezuela (Republic of) Credit Linked
 Nts.:
 7.32%, 12/20/06 1                                               4,715,000              4,780,539
 8.15%, 9/20/06 1                                                2,180,000              2,263,494
 11.63%, 6/15/04 1                                               2,800,000              2,845,080
--------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank:
 EMBI Plus Turkey (Republic of) Linked Certificate of
 Deposit, 1.50%, 4/22/04                                         2,428,000              1,972,702
 Polish Zloty/Euro Linked Certificate of Deposit, 0.91%,
 4/7/04                                                          2,610,000              2,549,075
 Venezuela (Republic of) Credit Linked Default Nts.,
 7.86%, 9/20/05 1                                                2,410,000              2,482,059
--------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Venezuela (Republic of) Credit
 Linked Certificate of Deposit:
 7.81%, 9/20/05 1                                                2,410,000              2,475,552
 7.96%, 9/20/05 1                                                2,410,000              2,477,721

14 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                 PRINCIPAL           MARKET VALUE
                                                                    AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------------------------
 STRUCTURED NOTES Continued
--------------------------------------------------------------------------------------------------
 Lehman Brothers International, Turkey (Republic of)
 Treasury Bills Linked Nts., 24.43%, 1/26/05                   $ 9,368,029        $     8,055,564
                                                                                  ----------------
 Total Structured Notes (Cost $141,655,854)                                           145,319,492

                                           DATE  STRIKE          CONTRACTS
--------------------------------------------------------------------------------------------------
 OPTIONS PURCHASED--0.3%
--------------------------------------------------------------------------------------------------
 Euro Call 3,4                          6/28/04    1.24EUR     112,000,000              2,467,136
--------------------------------------------------------------------------------------------------
 Japanese Yen Call 3,4                  4/22/04  102.92JPY  15,040,000,000                481,280
 Japanese Yen Call 3,4                  5/11/04     102JPY  16,700,000,000              1,169,000
                                                                                  ----------------
 Total Options Purchased (Cost $4,851,289)                                              4,117,416

                                                                 PRINCIPAL
                                                                    AMOUNT
--------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--5.4%
--------------------------------------------------------------------------------------------------
 Undivided interest of 4.56% in joint repurchase agreement
 (Principal Amount/Market Value $1,535,928,000, with a
 maturity value of $1,535,971,945) with PaineWebber,
 Inc., 1.03%, dated 3/31/04, to be repurchased at
 $70,049,004 on 4/1/04, collateralized by Federal
 National Mortgage Assn., 4.50%, 10/1/33--3/1/34,
 with a value of $1,568,601,295
 (Cost $70,047,000)                                            $70,047,000             70,047,000

--------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,199,499,316)                    96.4%         1,245,695,882
--------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                       3.6             46,891,368
                                                               -----------------------------------
 NET ASSETS                                                          100.0%        $1,292,587,250
                                                               ===================================

15 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount, strike, contracts and notional amount are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP      Argentine Peso
AUD      Australian Dollar
BRR      Brazilian Real
CAD      Canadian Dollar
CHF      Swiss Franc
COP      Colombian Peso
DKK      Danish Krone
EUR      Euro
FRF      French Franc
GBP      British Pound Sterling
HUF      Hungary Forints
IDR      Indonesia Rupiah
INR      Indian Rupee
ITL      Italian Lira
JPY      Japanese Yen
KRW      South Korean Won
NZD      New Zealand Dollar
PEN      Peruvian New Sol
PHP      Philippines Peso
PLZ      Polish Zloty
RUR      Russian Ruble
SEK      Swedish Krona
TWD      New Taiwan Dollar
ZAR      South African Rand

1. Represents the current interest rate for a variable or increasing rate security.
2. Issue is in default. See Note 1 of Notes to Financial Statements.
3. Non-income producing security.
4. Identifies issues considered to be illiquid or restricted. See Note 11 of Notes to Financial Statements.
5. Zero coupon bond reflects effective yield on the date of purchase.
6. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                            CONTRACTS       EXPIRATION    EXERCISE           PREMIUM  MARKET VALUE
                      SUBJECT TO CALL            DATES       PRICE          RECEIVED    SEE NOTE 1
---------------------------------------------------------------------------------------------------
 Euro [EUR]                  41,850,000EUR     5/10/04     1.29EUR        $  741,235     $ 116,008
 Japanese Yen [JPY]          25,510,000JPY     4/28/04   141.00JPY/EUR 9     355,503         2,194
                                                                          -------------------------
                                                                           1,096,738       118,202
                                                                          -------------------------
                              CONTRACTS
                         SUBJECT TO PUT
---------------------------------------------------------------------------------------------------
 Hungary Forints [HUF]       10,000,000EUR     5/12/04   263.62HUF/EUR 9     127,300       630,790
 Japanese Yen [JPY]       2,161,000,000JPY      6/1/04   120.00JPY           403,387         4,322
 Japanese Yen [JPY]       3,860,000,000JPY     6/10/04   111.00JPY           539,010        69,480
                                                                          -------------------------
                                                                           1,069,697       704,592
                                                                          -------------------------
                                                                          $2,166,435     $ 822,794
                                                                          =========================

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $193,600 or 0.01% of the Fund's net assets as of March 31, 2004.
8. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
9. Represents cross currency strike price.

16 | OPPENHEIMER INTERNATIONAL BOND FUND

 DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC HOLDINGS                           MARKET VALUE           PERCENT
------------------------------------------------------------------------------
 United States                                 $208,309,253             16.7%
 Sweden                                         103,121,406              8.3
 Japan                                           87,412,598              7.0
 Brazil                                          71,488,689              5.7
 The Netherlands                                 50,049,397              4.0
 Finland                                         49,403,366              4.0
 France                                          45,811,226              3.7
 Italy                                           42,351,097              3.4
 Greece                                          42,151,460              3.4
 Ireland                                         41,953,702              3.4
 Austria                                         41,883,318              3.4
 Portugal                                        40,428,754              3.2
 Germany                                         40,256,797              3.2
 Colombia                                        37,272,437              3.0
 Spain                                           36,253,688              2.9
 Poland                                          35,914,963              2.9
 Indonesia                                       34,557,905              2.8
 Belgium                                         32,725,944              2.6
 Venezuela                                       31,260,302              2.5
 Turkey                                          29,779,518              2.4
 Argentina                                       28,104,664              2.2
 Russia                                          24,788,762              2.0
 Great Britain                                   17,091,634              1.4
 India                                           13,274,481              1.1
 Mexico                                          13,168,444              1.1
 Denmark                                          9,171,226              0.7
 Peru                                             8,689,748              0.7
 Hungary                                          6,719,142              0.5
 Czech Republic                                   5,413,558              0.4
 Algeria                                          3,939,863              0.3
 Supranational                                    3,783,125              0.3
 Guatemala                                        2,541,000              0.2
 Philippines                                      2,083,431              0.2
 South Africa                                     2,030,070              0.2
 Nigeria                                          1,938,735              0.2
 Ivory Coast                                        569,794               --
 Hong Kong                                            2,385               --
                                             ---------------------------------
 Total                                       $1,245,695,882            100.0%
                                             =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 March 31, 2004
-----------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value (cost $1,199,499,316)--see accompanying
 statement of investments                                           $1,245,695,882
-----------------------------------------------------------------------------------
 Cash                                                                    2,602,309
-----------------------------------------------------------------------------------
 Cash--foreign currencies (cost $448,572)                                  454,860
-----------------------------------------------------------------------------------
 Cash used for collateral on futures                                     2,603,000
-----------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                  22,703,410
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                             19,267,547
 Investments sold                                                       18,004,778
 Shares of beneficial interest sold                                     13,922,931
 Futures margins                                                           204,563
 Other                                                                      10,403
                                                                    ---------------
 Total assets                                                        1,325,469,683

-----------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                   2,908,253
-----------------------------------------------------------------------------------
 Options written, at value (premiums received $2,166,435)
 --see accompanying statement of investments                               822,794
-----------------------------------------------------------------------------------
 Swaptions written, at value (premiums received $694,082)                  116,259
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                  13,146,039
 Swap contracts                                                         10,503,949
 Closed foreign currency contracts                                       2,359,060
 Shares of beneficial interest redeemed                                  1,612,647
 Distribution and service plan fees                                        653,850
 Dividends                                                                 438,344
 Transfer and shareholder servicing agent fees                             185,011
 Shareholder communications                                                 66,371
 Trustees' compensation                                                     10,262
 Other                                                                      59,594
                                                                    ---------------
 Total liabilities                                                      32,882,433

-----------------------------------------------------------------------------------
 NET ASSETS                                                         $1,292,587,250
                                                                    ===============

-----------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Par value of shares of beneficial interest                         $      223,274
-----------------------------------------------------------------------------------
 Additional paid-in capital                                          1,158,149,339
-----------------------------------------------------------------------------------
 Accumulated net investment loss                                        (5,975,031)
-----------------------------------------------------------------------------------
 Accumulated net realized gain on investments and foreign currency
 transactions                                                           81,762,721
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies               58,426,947
                                                                    ---------------
 NET ASSETS                                                         $1,292,587,250
                                                                    ===============

18 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $920,140,198 and 158,793,454 shares of beneficial interest outstanding)   $5.79
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                  $6.08
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $167,509,673 and 28,996,596 shares of beneficial interest
 outstanding)                                                              $5.78
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $194,727,349 and 33,717,840 shares of beneficial interest
 outstanding)                                                              $5.78
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,210,030 and 1,765,887 shares of beneficial interest
 outstanding)                                                              $5.78

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  UNAUDITED
--------------------------------------------------------------------------------

 FOR THE SIX MONTHS ENDED MARCH 31, 2004
-----------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest                                                              $15,013,910
-----------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $45,432)                   303,590
                                                                       ------------
 Total investment income                                                15,317,500


-----------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         3,119,278
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   760,249
 Class B                                                                   735,671
 Class C                                                                   662,985
 Class N                                                                    17,619
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                   563,372
 Class B                                                                   183,835
 Class C                                                                   124,921
 Class N                                                                    10,375
-----------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                    27,427
 Class B                                                                    13,160
 Class C                                                                     7,135
 Class N                                                                       575
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                96,318
-----------------------------------------------------------------------------------
 Trustees' compensation                                                     11,315
-----------------------------------------------------------------------------------
 Other                                                                      27,740
                                                                       ------------
 Total expenses                                                          6,361,975
 Less reduction to custodian expenses                                       (6,730)
 Less voluntary waiver of transfer and shareholder servicing agent fees:
 Class A                                                                    (2,778)
 Class B                                                                    (2,013)
 Class C                                                                      (504)
 Class N                                                                      (120)
                                                                       ------------
 Net expenses                                                            6,349,830

-----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                   8,967,670

20 | OPPENHEIMER INTERNATIONAL BOND FUND

-----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                $ 20,968,532
 Closing of futures contracts                                           (5,582,592)
 Closing and expiration of option contracts written                      1,102,201
 Foreign currency transactions                                          67,801,569
                                                                      -------------
 Net realized gain                                                      84,289,710
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                             9,197,810
 Translation of assets and liabilities denominated in foreign
 currencies                                                              9,883,426
 Futures contracts                                                         306,447
                                                                      -------------
 Net change in unrealized appreciation                                  19,387,683

-----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $112,645,063
                                                                      =============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS            YEAR
                                                               ENDED           ENDED
                                                      MARCH 31, 2004   SEPTEMBER 30,
                                                         (UNAUDITED)            2003
------------------------------------------------------------------------------------
 OPERATIONS
------------------------------------------------------------------------------------
 Net investment income                                $    8,967,670    $ 17,157,924
------------------------------------------------------------------------------------
 Net realized gain                                        84,289,710      51,584,451
------------------------------------------------------------------------------------
 Net change in unrealized appreciation                    19,387,683      37,514,665
                                                      ------------------------------
 Net increase in net assets resulting from
 operations                                              112,645,063     106,257,040

------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                 (21,800,869)    (11,257,243)
 Class B                                                  (5,158,176)     (3,817,825)
 Class C                                                  (4,095,922)     (1,988,035)
 Class N                                                    (228,902)        (94,512)

-----------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------
 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                                 434,859,150   193,984,034
 Class B                                                  20,181,152    11,875,148
 Class C                                                  92,423,645    39,379,694
 Class N                                                   4,929,898     2,842,914

-----------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------
 Total increase                                          633,755,039   337,181,215
-----------------------------------------------------------------------------------
 Beginning of period                                     658,832,211   321,650,996
                                                      -----------------------------
 End of period (including accumulated net investment
 income (loss) of $(5,975,031) and $16,341,168,
 respectively)                                        $1,292,587,250  $658,832,211
                                                      =============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                              YEAR
                                                ENDED                                             ENDED
                                       MARCH 31, 2004                                         SEPT. 30,
 CLASS A                                  (UNAUDITED)      2003      2002      2001      2000      1999
--------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $5.33     $4.38     $3.95     $4.19     $4.23     $4.32
--------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .06       .20       .24       .30       .45       .58
 Net realized and unrealized gain (loss)          .62       .95       .41      (.24)     (.08)     (.14)
                                             -----------------------------------------------------------
 Total from investment operations                 .68      1.15       .65       .06       .37       .44
--------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income            (.22)     (.20)     (.19)       --      (.21)     (.53)
 Tax return of capital distribution                --        --      (.03)     (.30)     (.20)       --
                                             -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.22)     (.20)     (.22)     (.30)     (.41)     (.53)
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $5.79     $5.33     $4.38     $3.95     $4.19     $4.23
                                             ===========================================================

--------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             13.22%    26.67%    16.78%     1.40%     8.93%    10.58%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $920,140  $429,283  $181,456  $118,733  $100,928  $102,236
--------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $625,488  $285,391  $134,912  $117,000  $110,968  $101,948
--------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                           2.21%     3.94%     5.16%     7.10%    10.23%    13.47%
 Total expenses                                  1.14%     1.22%     1.37%     1.38%     1.31%     1.26%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                               N/A 3,4   N/A 3     N/A 3     N/A 3    1.29%     1.25%
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          107%      341%      372%      377%      288%      285%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

                                           SIX MONTHS                                              YEAR
                                                ENDED                                             ENDED
                                       MARCH 31, 2004                                         SEPT. 30,
 CLASS B                                  (UNAUDITED)      2003      2002      2001      2000      1999
--------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $5.31     $4.37     $3.94     $4.17     $4.22     $4.31
--------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .04       .16       .21       .26       .42       .55
 Net realized and unrealized gain (loss)          .63       .94       .40      (.22)     (.09)     (.14)
                                             -----------------------------------------------------------
 Total from investment operations                 .67      1.10       .61       .04       .33       .41
--------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income            (.20)     (.16)     (.15)       --      (.20)     (.50)
 Tax return of capital distribution                --        --      (.03)     (.27)     (.18)       --
                                             -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.20)     (.16)     (.18)     (.27)     (.38)     (.50)
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $5.78     $5.31     $4.37     $3.94     $4.17     $4.22
                                             ===========================================================

--------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             12.98%    25.48%    15.90%     0.85%     7.94%     9.79%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $167,510  $134,661  $100,049   $84,427  $ 98,272  $118,632
--------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $147,238  $119,232  $ 85,244   $93,455  $115,116  $122,878
--------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                           1.39%     3.20%     4.41%     6.40%     9.63%    12.70%
 Total expenses                                  1.98%     2.03%     2.14%     2.14%     2.05%    2.02%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                               N/A 3,4   N/A 3     N/A 3     N/A 3    2.03%     2.01%
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          107%      341%      372%      377%      288%      285%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24 | OPPENHEIMER INTERNATIONAL BOND FUND

                                           SIX MONTHS                                              YEAR
                                                ENDED                                             ENDED
                                       MARCH 31, 2004                                         SEPT. 30,
 CLASS C                                  (UNAUDITED)      2003      2002      2001      2000      1999
--------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $5.31     $4.37     $3.94     $4.17     $4.22     $4.31
--------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .04       .16       .21       .26       .41       .55
 Net realized and unrealized gain (loss)          .63       .94       .40      (.22)     (.08)     (.14)
                                              ----------------------------------------------------------
 Total from investment operations                 .67      1.10       .61       .04       .33       .41
--------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income            (.20)     (.16)     (.15)       --      (.19)     (.50)
 Tax return of capital distribution                --        --      (.03)     (.27)     (.19)       --
                                              ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.20)     (.16)     (.18)     (.27)     (.38)     (.50)
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $5.78     $5.31     $4.37     $3.94     $4.17     $4.22
                                              ==========================================================

--------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             13.02%    25.48%    15.90%     0.85%     7.95%     9.80%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $194,727   $90,248   $38,865   $25,221   $27,663   $29,456
--------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $133,079   $63,198   $28,635   $27,125   $30,710   $28,918
--------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                           1.43%     3.15%     4.37%     6.39%     9.55%    12.76%
 Total expenses                                  1.91%     2.02%     2.14%     2.14%     2.05%     2.02%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                               N/A 3,4   N/A 3     N/A 3     N/A 3    2.03%     2.01%
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          107%      341%      372%      377%      288%      285%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                         YEAR
                                                      ENDED                        ENDED
                                             MARCH 31, 2004                    SEPT. 30,
 CLASS N                                        (UNAUDITED)       2003     2002   2001 1
-------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $5.32      $4.37    $3.95    $4.23
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .05        .18      .21      .16
 Net realized and unrealized gain (loss)                .62        .95      .42     (.28)
                                                    ---------------------------------------
 Total from investment operations                       .67       1.13      .63     (.12)
-------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.21)      (.18)    (.18)      --
 Tax return of capital distribution                      --         --     (.03)    (.16)
                                                    ---------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.21)      (.18)    (.21)    (.16)
-------------------------------------------------------------------------------------------
 Net asset value, end of period                       $5.78      $5.32    $4.37    $3.95
                                                    =======================================

-------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                   13.04%     26.31%   16.23%   (2.88)%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $10,210     $4,640   $1,280     $109
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $ 7,078     $2,653   $  297     $ 34
-------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                 1.86%      3.56%    4.87%    6.56%
 Total expenses                                        1.52% 4,5  1.57% 4  1.57% 4  1.39% 4
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                                107%       341%     372%     377%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, increasing the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these

27 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2004, the market value of these securities comprised 11.2% of the Fund's net assets and resulted in unrealized gains of $3,663,638. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2004, securities with an aggregate market value of $14,698,766, representing 1.14% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of

28 | OPPENHEIMER INTERNATIONAL BOND FUND its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to the recognition of paydown gains and losses as capital gain or loss for tax purposes and the recognition of certain foreign currency gains (losses) as ordinary income
 (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of March 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2004 and the year ended September 30, 2003, the Fund used $2,082,181 and $34,133,620, respectively, of carryforward to offset capital gains realized.

 As of September 30, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2008        $  783,099
                              2009         1,299,082
                                          ----------
                              Total       $2,082,181
                                          ==========
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at

29 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                     SIX MONTHS ENDED MARCH 31, 2004     YEAR ENDED SEPTEMBER 30, 2003
                                SHARES         AMOUNT            SHARES         AMOUNT
---------------------------------------------------------------------------------------
 CLASS A
 Sold                       94,227,236   $523,940,278        66,619,226   $327,783,210
 Dividends and/or
 distributions reinvested    3,215,653     17,243,527         1,800,877      8,831,110
 Redeemed                  (19,211,192)  (106,324,655)      (29,286,342)  (142,630,286)
                            -----------------------------------------------------------
 Net increase               78,231,697   $434,859,150        39,133,761   $193,984,034
                            ===========================================================

---------------------------------------------------------------------------------------
 CLASS B
 Sold                        8,236,780   $ 45,472,441        14,881,963   $ 71,989,537
 Dividends and/or
 distributions reinvested      739,017      3,929,253           560,961      2,725,698
 Redeemed                   (5,321,223)   (29,220,542)      (13,006,585)   (62,840,087)
                            -----------------------------------------------------------
 Net increase                3,654,574   $ 20,181,152         2,436,339   $ 11,875,148
                            ===========================================================

---------------------------------------------------------------------------------------
 CLASS C
 Sold                       19,063,106  $105,375,350         12,729,289   $ 62,063,352
 Dividends and/or
 distributions reinvested      571,167     3,039,001            292,444      1,431,897
 Redeemed                   (2,909,236)  (15,990,706)        (4,932,108)   (24,115,555)
                            -----------------------------------------------------------
 Net increase               16,725,037  $ 92,423,645          8,089,625   $ 39,379,694
                            ===========================================================

30 | OPPENHEIMER INTERNATIONAL BOND FUND

                      SIX MONTHS ENDED MARCH 31, 2004    YEAR ENDED SEPTEMBER 30, 2003
                                SHARES         AMOUNT            SHARES         AMOUNT
---------------------------------------------------------------------------------------
 CLASS N
 Sold                        1,044,968   $  5,779,245           682,672   $  3,342,355
 Dividends and/or
 distributions reinvested       37,956        202,993            15,660         77,211
 Redeemed                     (189,587)    (1,052,340)         (118,748)      (576,652)
                            -----------------------------------------------------------
 Net increase                  893,337   $  4,929,898           579,584   $  2,842,914
                            ===========================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2004, were $1,242,400,475 and $819,583,135, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2004, the Fund paid $801,845 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

31 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2004 for Class B, Class C and Class N shares were $6,221,436, $3,245,209 and $103,769, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
 SIX MONTHS        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
 ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
 March 31, 2004       $414,429             $--        $173,904        $47,397           $5,426

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

32 | OPPENHEIMER INTERNATIONAL BOND FUND

    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of March 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                                    VALUATION
                                                  CONTRACT              AS OF
                                    EXPIRATION      AMOUNT          MARCH 31,     UNREALIZED     UNREALIZED
 CONTRACT DESCRIPTION                    DATES      (000S)               2004   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Argentine Peso [ARP]          5/27/04-7/16/04      50,640ARP    $ 17,616,013    $ 1,114,720     $       --
 Australian Dollar [AUD]               4/14/04      12,800AUD       9,755,316        212,532             --
 Brazilian Real [BRR]          9/15/04-1/31/05     142,154BRR      44,588,773         15,644        615,122
 British Pound
  Sterling [GBP]               4/14/04-7/16/04      16,230GBP      29,623,940        123,311        529,882
 Columbian Peso [COP]                  3/16/05  16,492,230COP       5,764,892             --         36,103
 Euro [EUR]                    5/12/04-6/23/04     210,565EUR     258,231,286        103,083      1,336,485
 Hungary Forints [HUF]                 5/12/04   2,704,700HUF      13,186,156        486,156             --
 Indonesia Rupiah [IDR]                9/24/04  10,250,000IDR       1,196,944         31,906             --
 Japanese Yen [JPY]             3/15/05-4/1/05  45,256,300JPY     461,325,996     19,130,431             --
 New Taiwan
  Dollar [TWD]                         9/24/04     139,495TWD       4,279,121         33,990             --
 New Zealand
  Dollar [NZD]                         4/14/04      14,280NZD       9,490,785        200,931             --
 Peruvian New
  Sol [PEN]                    4/29/04-6/15/04      88,571PEN      25,551,790        177,694             --
 South Korean
  Won [KRW]                    5/13/04-9/24/04  34,159,000KRW      29,610,967        495,506             --
                                                                                 ---------------------------
                                                                                  22,125,904      2,517,592
                                                                                 ---------------------------

 CONTRACTS TO SELL
 Canadian Dollar [CAD]                 6/22/04      21,900CAD      16,623,844        143,118             --
 Columbian Peso [COP]                  4/26/04  26,666,000COP       9,921,805          9,666             --
 Euro [EUR]                    5/12/04-6/15/04      24,045EUR      29,502,683        424,722         86,531
 Japanese Yen [JPY]                    4/14/04   1,059,000JPY      10,184,167             --        177,647
 Swiss Franc [CHF]                     4/14/04      12,400CHF       9,791,557             --        126,483
                                                                                 ---------------------------
                                                                                     577,506        390,661
                                                                                 ---------------------------
 Total unrealized appreciation and depreciation                                  $22,703,410     $2,908,253
                                                                                 ===========================

--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

33 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS Continued
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of March 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                               UNREALIZED
                                  EXPIRATION    NUMBER OF   VALUATION AS OF    APPRECIATION
 CONTRACT DESCRIPTION                  DATES    CONTRACTS    MARCH 31, 2004  (DEPRECIATION)
-------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Nikkei 225 Index                    6/10/04          403       $22,787,019       $997,478
                                                                                  ---------
 CONTRACTS TO SELL
 DAX Index                           6/18/04           56         6,671,083         22,968
 Hang Seng Index                     4/29/04          174        14,064,317         94,832
 Japan (Government of) Bonds, 10 yr.  6/9/04           23         3,036,747          4,183
 Japan (Government of) Bonds, 10 yr. 6/10/04           23        30,409,478        179,074
 MIB 30 Index                        6/18/04           60         9,878,142        (58,628)
 Standard & Poor's 500 E-Mini        6/18/04          176         9,900,000       (183,260)
 Standard & Poor's 500 Index         6/17/04           37        10,405,325        (74,467)
                                                                                  ---------
                                                                                   (15,298)
                                                                                  ---------
                                                                                  $982,180
                                                                                  =========

--------------------------------------------------------------------------------
 7. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

34 | OPPENHEIMER INTERNATIONAL BOND FUND

    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended March 31, 2004 was as follows:

                                            CALL OPTIONS                   PUT OPTIONS
                             ----------------------------------------------------------
                                 PRINCIPAL/                   PRINCIPAL/
                                  NUMBER OF    AMOUNT OF       NUMBER OF     AMOUNT OF
                                  CONTRACTS     PREMIUMS       CONTRACTS      PREMIUMS
---------------------------------------------------------------------------------------
 Options outstanding as of
 September 30, 2003           9,887,303,797   $1,566,192   2,163,660,000    $  414,161
 Options written                101,635,000    2,266,863   3,870,000,000       666,309
 Options closed or expired      (68,823,797)  (1,692,953)     (2,660,000)      (10,773)
 Options exercised           (9,852,755,000)  (1,043,364)             --            --
                             ----------------------------------------------------------
 Options outstanding as of
 March 31, 2004                  67,360,000   $1,096,738   6,031,000,000    $1,069,697
                             ==========================================================

--------------------------------------------------------------------------------
 8. INTEREST RATE SWAP CONTRACTS
 The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records

35 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 8. INTEREST RATE SWAP CONTRACTS Continued an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.
    Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

 As of March 31, 2004, the Fund had entered into the following interest rate swap agreements:

                                   RATE PAID   FLOATING RATE
                                      BY THE     RECEIVED BY
                                     FUND AT     THE FUND AT                                     UNREALIZED
 SWAP                 NOTIONAL     MARCH 31,       MARCH 31,       FLOATING      TERMINATION   APPRECIATION
 COUNTERPARTY           AMOUNT          2004            2004     RATE INDEX             DATE (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
 Citigroup
 Global Markets                                                      90 Day
 Holdings, Inc.    333,000,000TWD      2.02%           1.018%          CPTW           3/4/09    $   (16,195)
 Citigroup
 Global Markets                                                 Three-Month
 Holdings, Inc.    160,000,000         3.453            1.12      LIBOR BBA           3/5/09     (2,250,464)
 Citigroup
 Global Markets                                                 Three-Month
 Holdings, Inc.     90,000,000          4.46            1.12      LIBOR BBA          3/15/14     (1,815,945)
 Citigroup
 Global Markets                                                      90 Day
 Holdings, Inc.    333,000,000TWD       2.02         0.99725           CPTW          3/23/09          2,791
 Deutsche                                                         Six-Month
 Bank AG           500,000,000INR       1.61            4.87          MIFOR          3/22/09        (41,399)
 JPMorgan                                                         Six-Month
 Chase Bank        248,765,000         3.484            1.12       USD Flat           3/5/09     (3,929,766)
 JPMorgan                                                       Three-Month
 Chase Bank         66,000,000ZAR      7.956            9.68     LIBOR Flat          2/18/11       (141,889)
 JPMorgan                                                       Three-Month
 Chase Bank         66,000,000ZAR      7.966            9.78     LIBOR Flat          2/20/11        (90,012)
 JPMorgan                                                       Three-Month
 Chase Bank         13,500,000         3.342            1.29     LIBOR Flat          3/31/08       (231,614)
 JPMorgan                                                       Three-Month
 Chase Bank        110,000,000          3.82            1.17     LIBOR Flat         11/10/08     (3,666,666)
 JPMorgan                                                         Six-Month
 Chase Bank          8,000,000         1.290            2.92     LIBOR Flat          5/13/08         (6,439)
 JPMorgan                                                         Six-Month
 Chase Bank          3,880,000EUR      3.135           2.081     LIBOR Flat          7/14/08        (13,717)
 JPMorgan                                                         Six-Month
 Chase Bank      1,080,000,000HUF       9.13            7.00     LIBOR Flat          7/14/08       (350,784)
 JPMorgan                                                         Six-Month
 Chase Bank        279,000,000          1.17           3.535     LIBOR Flat         12/23/08      5,512,214
 JPMorgan                                                         Six-Month
 Chase Bank        147,000,000EUR      3.064           2.243        EURIBOR          12/3/05     (2,703,580)
                                                                                                ------------
                                                                                                $(9,743,465)
                                                                                                ============

36 | OPPENHEIMER INTERNATIONAL BOND FUND

 Index abbreviations:
 CPTW       Taiwan Secondary Commercial Papers
 EURIBOR    Euro Interbank Offered Rate
 LIBOR      London-Interbank Offered Rate
 LIBOR BBA  London-Interbank Offered Rate British Bankers Association
 MIFOR      Mumbai Interbank Forward Offer Rates

--------------------------------------------------------------------------------
 9. CREDIT SWAP CONTRACTS
 The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event.

 During the six months ended March 31, 2004, the Fund entered into transactions to hedge credit risk. Information regarding the credit swaps is as follows:

                                                                                    UNREALIZED
                                   EXPIRATION     NOTIONAL     VALUATION AS OF    APPRECIATION
 CONTRACT DESCRIPTION                   DATES       AMOUNT      MARCH 31, 2004  (DEPRECIATION)
----------------------------------------------------------------------------------------------
 Deutsche Bank AG, Costa Rica
 (Republic of) Credit Nts.            5/10/08 $   1,835,000         $ (78,081)    $   (78,081)
 Deutsche Bank AG, Costa Rica
 (Republic of) Credit Bonds           4/25/08       990,000           (29,843)        (29,843)
 Deutsche Bank AG, Indonesia
 (Republic of) Credit Bonds           1/14/09   454,000,000INR        (55,485)        (55,485)
 Deutsche Bank AG, Panama
 (Republic of) Credit Nts.            5/13/08     1,835,000           (58,189)        (58,189)
 Deutsche Bank AG, Peru
 (Republic of) Credit Bonds          10/20/08     1,205,000             4,372           4,372
 Deutsche Bank AG, Philippines
 (Republic of) 5 yr. Credit Nts.      7/25/08     2,335,000           (46,943)        (46,943)
 Deutsche Bank AG, Philippines
 (Republic of) 10 yr. Credit Bonds    7/25/13     2,335,000            76,766          76,766
 Deutsche Bank AG,
 Russia Federation Credit Bonds       9/20/13     3,490,000          (126,629)       (126,629)
 Deutsche Bank AG,
 Russia Federation Credit Bonds       9/10/13     2,570,000           (83,928)        (83,928)
 Deutsche Bank AG,
 Russia Federation Credit Bonds      10/30/13     5,190,000          (171,563)       (171,563)
 Deutsche Bank AG, Turkey
 (Republic of ) Credit Bonds          9/20/10     1,595,000          (214,252)       (214,252)
 Deutsche Bank AG, Turkey
 (Republic of ) Credit Bonds         10/10/13     1,180,000          (116,749)       (116,749)
 Deutsche Bank AG, United
 Mexican States Credit Bonds          9/20/13     2,790,000           (93,283)        (93,283)

37 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 9. CREDIT SWAP CONTRACTS Continued

                                                                                 UNREALIZED
                                   EXPIRATION     NOTIONAL  VALUATION AS OF    APPRECIATION
 CONTRACT DESCRIPTION                   DATES       AMOUNT   MARCH 31, 2004  (DEPRECIATION)
--------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Chile
 (Republic of) Credit Bonds          12/20/13 $   8,500,000      $(177,034)       $ (177,034)
 JPMorgan Chase Bank, Inter-American
 Development Bank Credit Bonds       12/20/13    15,910,000        (23,393)          (23,393)
 JPMorgan Chase Bank, Jordan
 (Kingdom of) Credit Nts.              6/6/06       390,000            637               637
 JPMorgan Chase Bank, Peru
 (Republic of) Credit Bonds           9/20/08       900,000        (46,847)          (46,847)
 JPMorgan Chase Bank, Peru
 (Republic of) Credit Bonds           9/20/08     1,800,000        (90,098)          (90,098)
 JPMorgan Chase Bank, Peru
 (Republic of) Credit Bonds          12/20/13     2,540,000         78,105            78,105
 JPMorgan Chase Bank,
 Russian Federation Credit Bonds      10/9/13       550,000          3,499             3,499
 JPMorgan Chase Bank, TRAC-X
 Emerging Markets Credit Nts. 1      12/20/08     1,805,000        (78,549)          (78,549)
 JPMorgan Chase Bank, Turkey
 (Republic of) Credit Bonds           2/16/06     2,600,000        (46,800)          (46,800)
 JPMorgan Chase Bank, Turkey
 (Republic of) Credit Bonds          12/19/13     8,500,000         43,300            43,300
 JPMorgan Chase Bank, Turkey
 (Republic of) Credit Bonds          11/27/13     8,500,000        565,000           565,000
 JPMorgan Chase Bank, Venezuela
 (Republic of) Credit Bonds           2/20/14     2,135,000       (147,497)         (147,497)
 JPMorgan Chase Bank, Venezuela
 (Republic of) Credit Nts.            3/20/06     4,000,000        153,000           153,000
                                                                                   ----------
                                                                                   $(760,484)
                                                                                   ==========

 1. Comprised of emerging markets credit default swaps of which the underlying is comprised of a pool of emerging market entities and associated benchmark obligations. The Fund received a premium and is obligated to pay a rate that resets every six months primarily based upon default by an emerging market entity within the pool.

--------------------------------------------------------------------------------
 10. SWAPTION TRANSACTIONS
 The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

38 | OPPENHEIMER INTERNATIONAL BOND FUND

 As of March 31, 2004, the Fund had entered into the following swaption contracts:

                            CONTRACTS  EXPIRATION     EXERCISE     PREMIUM    MARKET VALUE
 SWAPTIONS            SUBJECT TO CALL       DATES        PRICE    RECEIVED      SEE NOTE 1
----------------------------------------------------------------------------------
 Deutsche Bank AG          49,335,000     5/17/04        2.825%   $439,082        $ 67,894
 JPMorgan Chase Bank       30,000,000     5/10/04        2.920     255,000          48,365
                                                                 -------------------------
                                                                  $694,082        $116,259
                                                                 =========================

--------------------------------------------------------------------------------
 11. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY
 As of March 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2004 was $33,895,911, which represents 2.62% of the Fund's net assets, of which $454,860 is considered restricted. Information concerning restricted currency is as follows:

                       ACQUISITION               VALUATION AS OF     UNREALIZED
 SECURITY                     DATE         COST   MARCH 31, 2004   APPRECIATION
-------------------------------------------------------------------------------
 CURRENCY
 Argentine Peso            3/17/04     $448,572         $454,860         $6,288

--------------------------------------------------------------------------------
 12. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

39 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

    The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2004.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

40 | OPPENHEIMER INTERNATIONAL BOND FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of March 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)